Financial Instruments (Details) (USD $)	12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Quoted Prices in Active Market for Identical Assets (Level 1) CRIC	Sep. 30, 2012 Quoted Prices in Active Market for Identical Assets (Level 1) MCOX	Jun. 30, 2012 Quoted Prices in Active Market for Identical Assets (Level 1) MCOX	Dec. 31, 2012 Quoted Prices in Active Market for Identical Assets (Level 1) Advertising segment	Dec. 31, 2011 Quoted Prices in Active Market for Identical Assets (Level 1) Advertising segment	Dec. 31, 2012 Significant Unobservable Inputs (Level 3)	Sep. 30, 2011 Significant Unobservable Inputs (Level 3) MVAS segment	Dec. 31, 2012 Financial instruments measured on a recurring basis Total	Dec. 31, 2011 Financial instruments measured on a recurring basis Total	Dec. 31, 2012 Financial instruments measured on a recurring basis Quoted Prices in Active Market for Identical Assets (Level 1)	Dec. 31, 2011 Financial instruments measured on a recurring basis Quoted Prices in Active Market for Identical Assets (Level 1)	Dec. 31, 2012 Financial instruments measured on a recurring basis Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Financial instruments measured on a recurring basis Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Money market funds	$ 10,005,000	$ 208,931,000									$ 10,005,000	$ 208,931,000	$ 10,005,000	$ 208,931,000
Bank time deposits											559,393,000	285,622,000			559,393,000	285,622,000
Available-for-sale securities											88,119,000	63,864,000	88,119,000	63,864,000
Total											657,517,000	558,417,000	98,124,000	272,795,000	559,393,000	285,622,000
Impairment charge related to investment	18,498,000	281,548,000	128,554,000	230,300,000	4,200,000	4,200,000			10,100,000
Quoted closing share price (in dollars per share)	$ 50.22	$ 52.00		$ 4.92	$ 0.61	$ 0.99
Impairment charge		$ 68,891,000					$ 0	$ 0		$ 68,900,000